Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2024
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Summary of Interest-bearing Loans and Borrowings
This note provides information about the company’s interest-bearing loans and borrowings. For more information about the company’s exposure to interest rate and foreign exposure currency risk – refer to Note 19
Risks arising from financial instruments.

Million US dollar	30 June 2024	31 December 2023

Unsecured bond issues	73 953	71 896
Lease liabilities	1 875	2 126
Unsecured other loans	98	119
Secured bank loans	17	23
Non-current interest-bearing loans and borrowings	75 944	74 163

Unsecured bond issues	1 290	2 514
Lease liabilities	644	703
Secured bank loans	4	392
Unsecured bank loans	278	182
Unsecured other loans	24	196
Current interest-bearing loans and borrowings	2 240	3 987

Interest-bearing loans and borrowings	78 184	78 150
The current and
non-current
interest-bearing loans and borrowings amount to 78.2 billion US dollar as at 30 June 2024, compared to 78.1 billion US dollar as at 31 December 2023.
As at 30 June 2024, the company had no outstanding balance on commercial papers (31 December 2023: nil). The commercial papers include programs in US dollar and euro with a total authorized issuance up to 5.0 billion US dollar and 3.0 billion euro, respectively.

Summary of Series of Bonds
In March 2024, Anheuser-Busch InBev SA/NV (“ABISA”) and its wholly-owned subsidiary Anheuser-Busch InBev Worldwide Inc. (“ABIWW”) completed the issuance of the following series of bonds:

Issue date	Issuer (abbreviated)	Maturity date	Currency	Aggregate principal amount (in million)	Coupon rate
21 March 2024	ABIWW	15 June 2034	USD	1 000	5.000%
22 March 2024	ABISA	22 September 2031	EUR	1 000	3.450%
22 March 2024	ABISA	22 March 2037	EUR	1 500	3.750%
22 March 2024	ABISA	22 March 2044	EUR	1 500	3.950%

Summary of Tender Offers
In April 2024, the company completed the tender offers of five series of notes issued by ABISA and its wholly-owned subsidiaries ABIWW and Anheuser-Busch Companies, LLC (“ABC”) and repurchased 2.6 billion USD aggregate principal amount of these notes. The total principal amount repurchased in the tender offers is set out in the table below:

Date of repurchase	Issuer (abbreviated)	Title of series of notes partially repurchased	Currency	Original principal amount outstanding (in million)	Principal amount repurchased (in million)	Principal amount not repurchased (in million)
22 April 2024	ABIWW and ABC	3.650 % Notes due 2026	USD	2 255	947	1 307
22 April 2024	ABISA	2.700 % Notes due 2026	EUR	1 000	385	615
22 April 2024	ABISA	2.125 % Notes due 2027	EUR	1 000	212	788
22 April 2024	ABIWW	4.000 % Notes due 2028	USD	2 500	868	1 632
22 April 2024	ABISA	2.000 % Notes due 2028	EUR	3 000	89	2 911
These tender offers were financed with cash.
Net debt is defined as
non-current
and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to
highlight changes
in
the company’s overall liquidity position.
AB InBev’s net debt increased to 70.4 billion US dollar as at 30 June 2024, from 67.6 billion US dollar as at 31 December 2023. Aside from operating results that are net of capital expenditures, the net debt is impacted mainly by the payment of interests and taxes (3.7 billion US dollar), share buybacks (0.8 billion US dollar), dividend payments to shareholders of AB InBev and Ambev (2.1 billion US dollar) and foreign exchange impact on net debt (0.3 billion US dollar decrease of net debt).

Summary of Reconciliation of Net Debt
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	30 June 2024	31 December 2023

Non-current interest-bearing loans and borrowings	75 944	74 163
Current interest-bearing loans and borrowings	2 240	3 987
Interest-bearing loans and borrowings	78 184	78 150

Bank overdrafts	17	17
Cash and cash equivalents	(7 392)	(10 332)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(86)	(168)
Debt securities (included within Investment securities)	(295)	(94)
Net debt	70 427	67 573

Summary of Changes in the Company's Liabilities Arising from Financing Activities
The table below details the changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the company’s consolidated cash flow statement from financing activities
.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt

Balance at 1 January 2024	74 163	3 987
Proceeds from borrowings	5 296	170
Repayments of borrowings	(2 518)	(1 824)
Capitalization / (payment) of lease liabilities	188	(360)
Amortized cost	31	1
Unrealized foreign exchange effects	(791)	(96)
Current portion of long-term debt	(358)	358
(Gain)/Loss on bond redemption and other movements	(66)	3
Balance at 30 June 2024	75 944	2 240

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt

Balance at 1 January 2023	78 880	1 029
Proceeds from borrowings	7	174
Repayments of borrowings	-	(26)
Capitalization / (payment) of lease liabilities	446	(323)
Amortized cost	30	-
Unrealized foreign exchange effects	569	40
Current portion of long-term debt	(1 627)	1 627
(Gain)/Loss on bond redemption and other movements	17	4
Balance at 30 June 2023	78 323	2 524